Share-based Compensation Expenses - Schedule of Restricted Shares Activity (Details) - Restricted shares	12 Months Ended
Dec. 31, 2025 $ / shares shares
Numbers of restricted shares
Restricted shares at the beginning of the period (in shares) | shares	63,843
Vested (in shares) | shares	(44,964)
Restricted shares at the end of the period (in shares) | shares	18,879
Vested and expected to vest at end of the period | shares	18,879
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share) | $ / shares	$ 0.17
Vested (in dollars per share) | $ / shares	0.17
Outstanding at the end of the period (in dollars per share) | $ / shares	0.17
Vested and expected to vest at end of the period (in dollars per share) | $ / shares	$ 0.17